Major Customers (Tables)	12 Months Ended
Dec. 31, 2018
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Group's Major Customers

The Group’s major customers are as follows:

	2018		2017		2016
	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue
	RMB	%	RMB	%	RMB	%
China Petroleum & Chemical Corporation	96,990	4	65,767	3	39,481	2
CNPC and its fellow subsidiaries	83,670	4	92,173	5	91,094	6

	180,660	8	157,940	8	130,575	8